Organization and Operations - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 04, 2019	Feb. 20, 2019	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Percentage of common shares outstanding				76.90%
Accumulated deficit				$ (555,454)	$ (497,997)
Proceeds from issuance of initial public offering					79,105
Offering costs				640	8,482
Net loss				(57,457)	(71,728)	$ (96,712)
Cash and cash equivalents				32,787	50,768
Proceeds from development funding agreement				$ 20,000
Subsequent Event
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Proceeds from development funding agreement			$ 10,000
Proceeds from registered direct offering			$ 4,100
IPO
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Shares issued and sold		78,000,000
Common stock per unit		12.00
Proceeds from issuance of initial public offering	$ 7,100	$ 78,000
Underwriting discounts and commissions					6,000
Offering costs					2,200
Net proceeds after deducting underwriting discounts and commissions					$ 76,900
IPO | American Depositary Shares
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Shares issued and sold	588,232	6,500,000
Shares issued price per share		$ 12
Convertible Preferred Stock
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Conversion of stock		91,600,398
Convertible Promissory Notes
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Conversion of stock		175,210,373			175,210,373